COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

8.   COMMITMENTS AND CONTINGENCIES

The Company has noncancelable operating lease commitments for equipment through December 2016 and real property through February 2017. Rent expense under operating leases is recognized on the straight-line basis over the term of the leases. Rent expense for the year ended June 30, 2015, the six months ended June 30, 2014 and the year ended December 31, 2013 were approximately $105,000, $42,000 and $104,000, respectively.

Future minimum lease payments under operating leases approximate the following for the fiscal years ending June 30:

2016	$105,000
2017	71,000

$176,000